Dividends paid and proposed (Details) ₽ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB (₽)
Dividends paid and proposed
Dividends proposed, declared and approved during the year | ₽		₽ 2,207		₽ 4,843
Final dividend proposed, declared and approved	$ 11,520,798		$ 30,210,153
Interim dividend proposed, declared and approved	26,113,788		39,943,003
Dividends paid during the period | ₽		₽ 2,148		4,628
Final dividend paid	11,520,798		30,210,153
Interim dividend paid	$ 26,113,788		39,943,003
Dividends proposed for approval (not recognized as a liability as of December 31 )			$ 11,513,436	₽ 679